DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)		1 Months Ended				12 Months Ended
	Nov. 19, 2015	Mar. 31, 2016	Feb. 28, 2014	Dec. 31, 2012	Feb. 29, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Cash consideration received								$ 81,000
Gain (loss) on disposal of equity method investments							$ 56,993,000
Gain (loss) on deconsolidation of the subsidiaries							489,000	$ 132,665,000
Nuomi Inc [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Ownership percentage								31.61%
Equity interest sold (as a percent)			31.61%
Cash consideration received							49,606,000
Gain (loss) on disposal of equity method investments			$ 56,993,000				$ 56,993,000
Gain (loss) on deconsolidation of the subsidiaries								$ 132,821,000
Equity method investment sold			$ 68,066,000
Nuomi Inc [Member] | Subsequent event [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Cash consideration received		$ 18,460,000
Qingting [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Ownership percentage								40.00%
Remaining equity interest purchased (as a percent)					35.00%
Cash consideration paid to acquire subsidiary				$ 555,000
Cash consideration received								$ 81,000
Percentage of equity interest held by the Company				100.00%	65.00%
Majority equity interest sold (as a percent)								60.00%
Gain (loss) on disposal of equity method investments
Gain (loss) on deconsolidation of the subsidiaries								$ (156,000)
Qianjun Technology [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Cash consideration received							$ 25,000,000
Cash consideration						$ 5,000	$ 20,000
Majority equity interest sold (as a percent)							100.00%
Gain (loss) on disposal of equity method investments
Gain (loss) on deconsolidation of the subsidiaries							$ 489,000
Consideration received from Sohu							$ 20,000,000
Game [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Disposal of business contractual amount	$ 10,000,000